S000080646 [Member] Expense Example - iShares Large Cap Deep Buffer ETF - iShares Large Cap Deep Buffer ETF	Jul. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 52
Expense Example, with Redemption, 3 Years	170
Expense Example, with Redemption, 5 Years	299
Expense Example, with Redemption, 10 Years	$ 674